SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Estimated Economic Lives
Depreciation is calculated based on the straight-line method over the Company’s estimated useful lives of the assets, as follows:

•	Buildings and building improvements, including facility infrastructure: 10-25 years
•	Machinery and equipment, software and hardware: 3-15 years.